Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related party transactions
23. Related party transactions
Transactions with key management personnel
Key management personnel compensation comprises the following:

	2021	2020
	$	$
Salaries and short-term employee benefits	5,861	4,369
Share-based payments	23,895	5,955
	29,756	10,324
Other related party transactions

		Transaction value		Balance outstanding December 31,
		2021	2020	2021	2020
		$	$	$	$
Expenses – Travel	(i)	305	1,907	28	—
Unsecured convertible debentures due to shareholders	(ii)	—	15,503	—	—
		305	17,410	28	—
(i)In the normal course of operations, the Company receives services from a company owned by a shareholder of the Company. The services received consist of travel services.
(ii)In August 2019, unsecured convertible debentures were issued by the Company to certain shareholders. As part of the TSX listing in September 2020, an amount of $30,180 in principal amount and accrued interest on the unsecured convertible debentures was converted into Class A common shares of the Company, and the remaining balance of $93,384 was repaid with the cash proceeds of the TSX listing (note 13).